Net Sales by Product Type Within Business Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Segment Reporting Information [Line Items]
Total business segment sales													$ 4,100	$ 4,031	$ 3,988
Intersegment elimination													(6)	(12)	(16)
Total net sales	1,016	965	1,088	1,025	1,016	939	1,062	1,002	2,113	2,064	3,078	3,003	4,094	4,019	3,972
Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total business segment sales													4,100	4,031	3,988
Intersegment elimination													(6)	(12)	(16)
Total net sales													4,094	4,019	3,972
Meat | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2,117	1,985	1,958
Meat-centric | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													647	639	585
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													118	135	164
Commodities/Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2	2	1
North American Retail | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													2,884	2,760	2,708
Meat | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													520	501	470
Meat-centric | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													86	81	77
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													382	446	488
Commodities/Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													92	108	110
North American Foodservice | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													1,080	1,136	1,145
Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													6	6	9
Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													108	107	96
Other | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													22	22	30
Australian Bakery | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Total net sales													$ 136	$ 135	$ 135